Fair Value Measurements - Reconciliation of Changes in Level 3 Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Beginning balance	$ 428	$ 1,903
Payments	(422)	(977)
Change in fair value	$ (6)	$ (498)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net realized and unrealized (loss) gain	Net realized and unrealized (loss) gain
Ending balance	$ 0	$ 428